Commitments and Contingencies (Details) - USD ($)										1 Months Ended	12 Months Ended
	Dec. 31, 2024	Oct. 31, 2024	Aug. 30, 2024	Apr. 25, 2024	Feb. 29, 2024	Sep. 30, 2023	Feb. 22, 2023	Feb. 28, 2022	Feb. 28, 2021	Jan. 31, 2024	Dec. 31, 2024	Jan. 31, 2025	Nov. 20, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 11, 2022	Sep. 30, 2022
Commitments and Contingencies [Line Items]
Reserve outstanding																	$ 14,700,000
Current litigation	$ 1,628,000										$ 1,628,000			$ 8,000
Loan repayment											330,000
Contingent loss	14,400,000										14,400,000
Due to nonpayment							$ 7,000,000
Accounts payable							6,300,000
Purchase order mack amount								$ 26,500,000	$ 5,200,000
Warrant purchase (in Shares)													949,515
Payments prior	1,000,000	$ 1,000,000
Damages fees											500,000
Litigation fees											1,400,000
Paid amount						$ 300,000
Paid in equal monthly installments										$ 600,000
Receivable balance														$ 900,000
Outstanding receivable	1,800,000										1,800,000
Demanding value				$ 300,000
General and administrative expense											150,000
Commitment price	14,000										14,000
Warrant [Member]
Commitments and Contingencies [Line Items]
Warrant purchase (in Shares)					750,000
Maximum [Member]
Commitments and Contingencies [Line Items]
Legal Settlements					$ 500,000
Aggregate net loss											300,000
Minimum [Member]
Commitments and Contingencies [Line Items]
Legal Settlements					250,000
Aggregate net loss											150,000
Bud & Mary’s Litigation [Member]
Commitments and Contingencies [Line Items]
Current litigation	$ 14,400,000										14,400,000
Valiant Group LLC [Member]
Commitments and Contingencies [Line Items]
Obtained judgment amount											4,500,000
Hannah Project [Member]
Commitments and Contingencies [Line Items]
Obtained judgment amount											10,000,000
Vertical Farming Units [Member]
Commitments and Contingencies [Line Items]
Inventory purchased															$ 8,400,000	$ 9,400,000
Contingent liabilities					$ 5,900,000
Bud & Mary’s Litigation [Member]
Commitments and Contingencies [Line Items]
Litigation reserve												$ 1,500,000
Bowdoin Construction Corp. Litigation [Member]
Commitments and Contingencies [Line Items]
Litigation reserve												1,500,000
Accrued expenses and other current liabilities							700,000
Claimed amount							7,000,000
Hannon Electric, Inc [Member]
Commitments and Contingencies [Line Items]
Separate suits agrify							1,498,000
Electric Supply Center Corp, [Member]
Commitments and Contingencies [Line Items]
Separate suits agrify							$ 93,000
Valiant Group LLC [Member]
Commitments and Contingencies [Line Items]
Litigation reserve												1,500,000
Settled legal customer recognition of a gain						$ 900,000
Mack Molding Co [Member]
Commitments and Contingencies [Line Items]
Purchase order mack amount									$ 26,500,000
Payments prior			$ 1,000,000								1,000,000
McCutchan, Inc. [Member]
Commitments and Contingencies [Line Items]
Litigation reserve												$ 1,500,000
Litigation fees											$ 3,000,000